Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 457	€ 546
Defined benefit expenses	61	57
Current year service cost	43	39
Interest expense	18	18
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(9)	15
Contributions paid	(44)	(148)
Benefits paid	(31)	(40)
Net exchange differences	(50)	27
Ending Balance	384	457
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,590	3,616
Current year service cost	43	39
Interest expense	177	173
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	21	6
- Actuarial gains and losses arising from changes in financial assumptions	14	(217)
Benefits paid	(237)	(237)
Net exchange differences	(350)	208
Other	0	2
Ending Balance	3,257	3,590
Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,123	3,051
Interest expense	155	152
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	32	(208)
Contributions by employer	44	148
Benefits paid	(210)	(200)
Net exchange differences	(299)	180
Ending Balance	2,845	3,123
Reimbursement Rights [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	9	20
Interest expense	3	3
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in financial assumptions	12	(18)
Benefits paid	4	4
Other	0	2
Ending Balance	28	9
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	269	368
Defined benefit expenses	45	42
Current year service cost	36	32
Interest expense	9	9
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(6)	19
Contributions paid	(44)	(148)
Benefits paid	(19)	(28)
Net exchange differences	(28)	16
Ending Balance	217	269
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	189	178
Defined benefit expenses	15	15
Current year service cost	7	7
Interest expense	9	9
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(3)	(5)
Contributions paid	0	0
Benefits paid	(12)	(12)
Net exchange differences	(22)	12
Ending Balance	167	189
Aegon Ltd. [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	53
Defined benefit expenses	2	2
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(3)	(2)
Transfer from AEN		53
Other	(1)
Ending Balance	51	53
Aegon Ltd. [member] | Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	50
Defined benefit expenses	2	2
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(3)	(1)
Transfer from AEN		49
Ending Balance	49	50
Aegon Ltd. [member] | Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans		(1)
Transfer from AEN		4
Other	(1)
Ending Balance	€ 2	€ 3